Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
New York (98.1%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/54	1,200	1,187
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,000	1,004
	Albany NY BAN GO	4.500%	3/21/25	1,000	1,001
	Babylon NY GO	2.375%	12/1/28	1,000	956
	Babylon NY GO	2.375%	12/1/29	1,025	967
	Babylon NY GO	2.625%	12/1/30	1,050	995
	Bath Central School District BAN GO	4.250%	6/27/25	3,000	3,010
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,201
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	5,000	5,390
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/33	2,000	1,750
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	714
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,082
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	2,000	1,799
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	6,585	6,270
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,000	3,108
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/31	675	694
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,664
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,064
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	379
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,141
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	977
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,608
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,594
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,615	4,092
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/34	3,315	2,316
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,669
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	2,256
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	749
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	685	677
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	3,480	3,379
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/41	3,450	3,195
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/47	4,570	4,001
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	3,200	3,010
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	865	799
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/45	5,865	4,762
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/50	3,000	2,292
	Brutus NY BAN GO	4.375%	1/21/26	1,510	1,523
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	4.000%	7/1/45	2,585	2,256
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	15
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	271
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/31	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/36	400	397
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/42	2,350	2,452
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	1,750	1,794
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/35	540	578
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/52	1,000	1,032

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/57	5,250	5,411
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,900	1,858
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	3,386
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	6,905	5,780
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,450	2,809
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	2,200	2,044
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	541
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	555
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/36	1,660	1,804
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/37	1,475	1,599
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/42	1,175	1,137
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/43	880	844
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/44	1,000	952
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,902
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/33	2,910	2,922
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	153
	Build NYC Resource Corp. College & University Revenue (Q Student Residences LLC Project)	5.000%	6/1/43	2,070	2,072
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/39	2,130	1,938
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/49	3,410	2,891
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/25	100	101
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/26	85	87
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/27	75	78
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/36	130	133
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/37	165	168
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/39	550	486
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/44	975	931
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,009
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	504
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,313
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	1.960%	3/6/25	6,110	6,110
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/40	1,100	1,122
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/43	2,100	2,133
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/46	900	919
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,402
	Cutchogue Fire District BAN GO	4.500%	5/7/25	2,000	2,004
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	1.950%	3/3/25	57,900	57,900
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,354
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,045
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	2,026
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	640
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	543
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	1,545	1,582
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	500	502
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	300	306
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	805	822
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	950	969
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	500	510
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	250	261
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	605	617
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	220	230
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	950	968
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	1,170	1,220
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	240	244
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	468
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	900	914
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	250	259

Vanguard® New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	1,390	1,440
Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/36	145	147
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	589
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	286
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,244
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	8,385	8,595
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	100	102
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,760	1,547
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	570	500
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,588
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,875	7,223
East Hampton NY GO	2.125%	8/15/35	1,000	834
East Meadow Union Free School District GO	2.000%	6/15/36	1,110	893
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	4,200	4,360
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	3,500	3,585
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,042
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,916
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,832
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	11,968
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,882
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,032
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,335
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	2,000	2,116
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,120
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	3,000	2,935
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,426
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/48	2,305	2,466
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	11,303
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,416
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,385
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	2,405	2,561
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	7,133
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	518
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,443
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	990
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	3,065	3,266
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,301
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	11,196
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	10,122
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,438
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,301
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,345
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	3,959
Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,327
Endicott NY BAN GO	5.250%	4/18/25	2,000	2,004
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	4,000	4,160
Greenport NY BAN GO	4.500%	8/1/25	1,000	1,005
Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/42	500	512
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	428
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	217
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	275
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/34	350	370
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	717
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	552
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,794
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,172
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	1,340	1,378
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/31	600	615
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	379
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	826
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,921
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	442
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	889
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,350	1,368
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,000	1,003
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,719
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	13,000	13,400
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	24,090	24,750

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,453
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,842
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	813
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,427
	Kings Park Central School District GO	2.400%	7/15/29	1,495	1,414
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,792
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,052
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,437
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,289
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,372
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,285
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	763
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,000	5,302
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	4,250	3,715
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,356
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,749
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,532
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	7,925	8,139
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,303
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/54	990	1,076
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	7,325	7,229
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	14,415	14,005
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,895	4,051
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	3,820	3,752
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	4,350	4,271
[4]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.310%	9/1/38	1,405	1,402
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/32	75	79
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	2,050	2,123
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	996
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,260
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	974
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/34	500	507
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,823
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,092
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	610	628
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/36	2,930	3,029
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/39	4,775	4,898
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/40	400	403
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	14,807
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	9,492
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	1,000	1,098
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	1,165	1,269
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	3,000	3,210
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	1,300	1,231
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	8,675	8,214
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	8,000	8,506
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/54	15,395	14,566
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/54	7,000	7,601
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,027
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,136
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	920
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,046
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	623
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	951
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,755
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,031
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,949
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	376
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,578
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	360
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	5,195	5,930
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	5,056
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	3,685	3,357
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,922
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,250	1,391
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,270	2,511
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	868

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	5,000	5,014
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,930	2,112
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,991
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,755	2,695
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,575	1,708
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,462
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,800	1,736
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,662
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,662
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	979
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,745	1,818
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,870
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,337
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,405	2,459
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	5,000	5,197
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,900	1,770
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	6,125	6,164
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	2,630	2,717
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	5,000	5,277
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,710	5,198
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	1,285	1,182
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,000	4,751
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,093
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,831
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	5,000	5,380
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	3,000	3,083
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,730	4,840
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,265	5,502
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.980%	3/6/25	6,000	6,000
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	1.600%	3/3/25	1,175	1,175
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	1.820%	3/6/25	575	575
	Middle Country Central School District At Centereach GO	3.000%	8/15/32	3,250	3,207
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/43	1,810	1,932
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/49	1,275	1,370
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	11,458	11,777
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,079
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,079
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	5.000%	10/1/32	860	885
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	4.000%	10/1/47	1,205	1,057
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,039
	Monroe County NY Industrial Development Corp. College & University Revenue (University Of Rochester Project)	4.000%	7/1/32	1,780	1,814
	Monroe County NY Industrial Development Corp. College & University Revenue (University Of Rochester Project)	4.000%	7/1/32	1,295	1,317
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	190	196
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/29	100	107
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	100	108
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/32	535	572
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/34	1,000	1,061
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	2,800	2,786
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	3,880	3,241
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/40	6,430	5,137
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	7,885	7,215
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/32	100	102
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/33	300	290
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/35	100	95

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,902
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,692
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,567
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,751
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,001
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	2.060%	3/7/25	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	5,910
	Nassau County NY GO	4.000%	4/1/40	1,525	1,539
	Nassau County NY GO	5.000%	4/1/41	1,500	1,661
	Nassau County NY GO	5.000%	4/1/42	1,500	1,651
	Nassau County NY GO	5.000%	4/1/43	1,220	1,336
[1]	Nassau County NY GO	4.000%	4/1/44	6,720	6,693
[1]	Nassau County NY GO	5.000%	4/1/49	5,000	5,241
	Nassau County NY GO	4.000%	4/1/51	2,000	1,937
	Nassau County NY GO	4.000%	4/1/53	7,000	6,741
	Nassau County NY GO	4.000%	4/1/54	5,000	4,805
[1,3]	Nassau County NY GO TOB VRDO	2.060%	3/7/25	5,685	5,685
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,206
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	337
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	427
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	377
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/30	1,000	1,005
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,140
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,004
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,409
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,315
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,037
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,226
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	623
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,720	1,683
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,710	2,647
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	2,950	2,906
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,415	1,401
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,110	1,101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,695	1,682
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,001
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	430
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,125	1,119
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	877
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,435	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	2,990	3,055
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/32	1,940	1,622
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	543
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	1,890	1,890
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	760	719
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	612
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,622
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,848
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/38	1,185	1,215
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/39	1,090	893
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,394
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	914
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,867
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	380
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	5,315
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/43	1,000	1,010
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,851
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/44	2,000	2,006
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	705
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,524
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,373
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,890
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	2,041
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,034
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	7,043
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/48	1,000	1,011
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/48	1,090	1,102

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,819
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	3,165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,490
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,197
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	3,021
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,704
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	7,122
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,148
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	9,165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	670
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	5,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	819
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,041
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	12,365	12,505
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/53	1,000	1,014
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	8/1/54	4,440	4,448
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,160	1,651
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	5,465	4,770
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	11/1/54	3,000	3,006
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.550%	11/1/54	9,000	9,045
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/54	4,125	4,310
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,708
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,985
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/56	1,080	759
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,323
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/59	5,000	4,053
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/59	5,000	5,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,683
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,305
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	19,360	19,170
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	375	372
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,755	8,560
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,031
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,660	7,632
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,565	5,567
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,386
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,250	6,271
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,024
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	10,710	10,797
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	5,800	5,893
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,605	3,691
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,595	8,642
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	1,290	1,287
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,229
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	1,000	1,036
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	6,160	5,917
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/34	3,255	3,094
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/35	1,705	1,601
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	3,000	2,779
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	5,585	5,101
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	3,640	2,766
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	5,045	4,479
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	3,665	3,191
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	10,000	7,898
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	816
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,559
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,780	2,877
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,149
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	470
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,675
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,300
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,655	7,418
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,750	7,390
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,000	7,676
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	11,446
[7]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	825	779
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,705
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,976
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	305

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	317
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/47	270	92
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.600%	3/3/25	130	130
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	7,180
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,384
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	12,960
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,179
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,040	3,190
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,100	1,172
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	10,130	10,526
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,726
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	1,175	1,173
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	7,378
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,738
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,150	2,129
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	930	922
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	7,272
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,109
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,826
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,506
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	5,434
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,924
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	9,847
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	2,920	3,128
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	3,270	3,320
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	7,670	7,856
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	6,700	6,692
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,769
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	1,886
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,000	2,153
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,346
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	922
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	865
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,044
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,570	6,885
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,527
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	95
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	8,995	9,614
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	22,695	21,781
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	10,000	10,680
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,384
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	5,000	5,406
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	7,250	6,872
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	4,000	3,918
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,395
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	10,000	10,837
[8]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/55	10,000	10,878
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.810%	3/6/25	500	500
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,016
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,245	1,251
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,293
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,151
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,283
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,270
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,507
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,257
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	4,110	4,025
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	1,840	1,472
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,177
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,039
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,664
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,189
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,316
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,190	1,206
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,452
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	607
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,162
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	17,795	18,503
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,670	4,856
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,606

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/47	725	653
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,557
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,555
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,911
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	1,600	1,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,914
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,086
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,378
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,505
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	707
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,027
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,530	5,570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	476
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,627
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	17,290	18,091
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,573
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	10,110	10,613
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,148
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,948
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	7,895	8,151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	896
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,921
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	10,485
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,862
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,174
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,532
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,600	1,578
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,000	5,117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,366
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,000	5,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,354
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	3,000	3,329
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,701
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	3,470	3,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,200	943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,135	3,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	2,957
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,190	5,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	7,780	7,392
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,174
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,088

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	1,805	1,981
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	4,385	4,957
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	1,000	1,134
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	1,370	1,562
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,500	6,336
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,000	5,760
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	1,525	1,761
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,500	2,899
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,575	2,986
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	1,540	1,785
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,445	5,202
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	5,000	5,766
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	4,895	5,655
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,810	5,535
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	2,000	2,296
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	2,500	2,832
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	535	601
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,630	2,938
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,000	1,117
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,520	2,786
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	5,000	5,527
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,474
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,425
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	4,000	4,349
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	10,295	11,080
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	5,000	5,381
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	1,695	1,849
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	3,370	3,604
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	3,710	3,964
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	7,365	7,968
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	2,740	2,964
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/51	5,000	4,771
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	5,000	5,416
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	9,981
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	12,500	13,333
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	3,000	2,959
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/54	3,000	2,958
[5]	New York City Transitional Finance Authority Income Tax Revenue VRDO	1.850%	3/6/25	5,690	5,690
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	555
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	381
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,119
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	490	531
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,427
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,217
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	645
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,855
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,134
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	4,412
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	570	572
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,854
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	3,156
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	6,660	6,778
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	585	589
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	425	424
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,495
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,298
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,600	2,820
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	3,034
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,610	6,616
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,962
[9]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	15,825	14,852
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	12,885	12,033
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	11,080	10,253
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,387
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	971
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	895	749
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	1,008
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,224
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	10,576
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	865

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,403
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,171
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,532
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,622
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,700	9,364
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,385
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,780	2,835
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,960	9,623
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,150	6,227
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	40,500	47,045
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/34	750	664
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	224
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,221
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,238
[8]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/40	2,300	2,308
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,895
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,512
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,048
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,072
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/44	5,000	5,027
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,636
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	3,085	3,038
[8]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/45	2,500	2,506
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,500
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	915	913
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,055	5,497
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,175	1,219
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/49	2,250	2,255
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/49	2,500	2,511
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	5,495	5,384
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	7,440	7,343
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,507
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	1.750%	3/5/25	15,350	15,350
	New York NY GO	5.000%	8/1/26	2,375	2,455
	New York NY GO	5.000%	1/1/27	3,500	3,648
	New York NY GO	5.000%	8/1/27	600	633
	New York NY GO	5.000%	9/1/27	3,805	4,024
	New York NY GO	5.000%	8/1/28	2,260	2,433
	New York NY GO	5.000%	8/1/28	5,000	5,383
	New York NY GO	5.000%	8/1/29	5,195	5,504
	New York NY GO	5.000%	8/1/29	3,000	3,287
	New York NY GO	5.000%	8/1/29	3,400	3,725
	New York NY GO	5.000%	8/1/29	1,000	1,096
	New York NY GO	5.000%	12/1/29	1,360	1,462
	New York NY GO	5.000%	8/1/30	4,000	4,232
	New York NY GO	5.000%	4/1/31	1,155	1,296
	New York NY GO	4.000%	8/1/31	2,775	2,805
	New York NY GO	5.000%	8/1/31	1,440	1,521
	New York NY GO	5.000%	8/1/31	3,000	3,331
	New York NY GO	5.000%	8/1/31	4,000	4,509
	New York NY GO	5.000%	1/1/32	2,000	2,153
	New York NY GO	5.000%	4/1/32	1,895	2,153
	New York NY GO	4.000%	8/1/32	1,935	1,953
	New York NY GO	5.000%	8/1/32	1,250	1,346
	New York NY GO	5.000%	8/1/32	3,735	3,940
	New York NY GO	5.000%	12/1/32	1,240	1,326
	New York NY GO	3.250%	3/1/33	3,000	2,990
	New York NY GO	5.000%	3/1/33	3,135	3,595
	New York NY GO	5.000%	4/1/33	2,140	2,456
	New York NY GO	5.000%	8/1/33	1,000	1,074
	New York NY GO	5.000%	8/1/33	5,000	5,761
	New York NY GO	5.000%	8/1/33	3,325	3,831
	New York NY GO	5.000%	8/1/34	2,260	2,422
	New York NY GO	5.000%	8/1/34	3,500	4,071
	New York NY GO	3.000%	3/1/35	3,145	2,975
	New York NY GO	4.000%	8/1/35	1,830	1,889
	New York NY GO	5.000%	8/1/35	2,000	2,187
	New York NY GO	4.000%	10/1/35	2,085	2,138
	New York NY GO	4.000%	3/1/36	1,500	1,542
	New York NY GO	3.000%	8/1/36	760	719

Vanguard® New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	4.000%	8/1/36	9,250	9,289
New York NY GO	4.000%	8/1/36	1,385	1,425
New York NY GO	5.000%	8/1/36	4,500	5,171
New York NY GO	5.000%	10/1/36	5,000	5,228
New York NY GO	5.000%	10/1/36	2,590	2,789
New York NY GO	5.000%	3/1/37	7,500	7,868
New York NY GO	5.000%	4/1/37	3,575	3,755
New York NY GO	4.000%	8/1/37	8,180	8,386
New York NY GO	4.000%	8/1/37	2,500	2,573
New York NY GO	5.000%	8/1/37	4,000	4,094
New York NY GO	5.000%	12/1/37	3,490	3,591
New York NY GO	4.000%	3/1/38	5,240	5,362
New York NY GO	5.000%	3/1/38	7,500	7,857
New York NY GO	5.000%	3/1/38	2,000	2,160
New York NY GO	5.000%	4/1/38	1,000	1,049
New York NY GO	4.000%	8/1/38	2,760	2,825
New York NY GO	5.000%	8/1/38	17,395	17,790
New York NY GO	5.000%	10/1/38	6,500	6,782
New York NY GO	5.000%	10/1/38	2,910	3,116
New York NY GO	5.000%	3/1/39	6,360	6,655
New York NY GO	5.000%	3/1/39	3,000	3,234
New York NY GO	4.000%	8/1/39	2,865	2,913
New York NY GO	5.000%	10/1/39	2,220	2,364
New York NY GO	5.000%	10/1/39	8,910	9,281
New York NY GO	5.250%	10/1/39	1,000	1,129
New York NY GO	5.000%	12/1/39	3,485	3,674
New York NY GO	4.000%	8/1/40	5,000	5,027
New York NY GO	4.000%	8/1/40	1,155	1,166
New York NY GO	4.000%	8/1/40	9,400	9,504
New York NY GO	5.000%	8/1/40	1,500	1,675
New York NY GO	4.000%	10/1/40	3,000	3,017
New York NY GO	3.000%	3/1/41	5,010	4,252
New York NY GO	4.000%	8/1/41	2,035	2,043
New York NY GO	4.000%	8/1/41	2,500	2,511
New York NY GO	5.000%	8/1/41	1,000	1,106
New York NY GO	3.000%	10/1/41	2,250	1,906
New York NY GO	5.250%	10/1/41	1,070	1,192
New York NY GO	5.000%	12/1/41	10,000	10,255
New York NY GO	5.000%	12/1/41	4,850	5,088
New York NY GO	4.000%	3/1/42	1,500	1,501
New York NY GO	5.000%	3/1/42	2,000	2,139
New York NY GO	4.000%	4/1/42	8,000	8,009
New York NY GO	5.000%	8/1/42	1,000	1,094
New York NY GO	5.000%	9/1/42	4,505	4,973
New York NY GO	5.250%	9/1/42	6,240	6,884
New York NY GO	5.000%	10/1/42	8,000	8,426
New York NY GO	5.250%	10/1/42	2,250	2,484
New York NY GO	5.000%	3/1/43	1,000	1,052
New York NY GO	5.000%	3/1/43	3,180	3,380
New York NY GO	5.000%	4/1/43	11,460	11,853
New York NY GO	5.250%	4/1/43	11,815	12,999
New York NY GO	5.000%	8/1/43	17,145	17,968
New York NY GO	5.000%	8/1/43	2,340	2,472
New York NY GO	5.000%	8/1/43	1,000	1,084
New York NY GO	5.000%	9/1/43	3,620	3,958
New York NY GO	5.000%	10/1/43	8,000	8,397
New York NY GO	5.250%	10/1/43	1,000	1,095
New York NY GO	5.000%	3/1/44	1,785	1,840
New York NY GO	5.000%	4/1/44	1,725	1,867
New York NY GO	5.250%	4/1/44	5,825	6,362
New York NY GO	5.000%	8/1/44	1,000	1,077
New York NY GO	5.000%	9/1/44	10,435	11,324
New York NY GO	3.000%	3/1/45	4,880	3,897
New York NY GO	5.000%	3/1/45	3,000	3,226
New York NY GO	4.000%	4/1/45	5,040	4,941
New York NY GO	4.000%	4/1/45	5,000	4,902
New York NY GO	5.000%	8/1/45	5,000	5,356
New York NY GO	5.500%	4/1/46	5,000	5,575
New York NY GO	5.000%	8/1/46	2,500	2,668
New York NY GO	4.000%	9/1/46	6,940	6,785

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	3/1/47	3,080	2,995
	New York NY GO	5.000%	8/1/47	9,515	9,996
	New York NY GO	5.000%	8/1/47	6,000	6,383
	New York NY GO	5.000%	9/1/47	6,925	7,414
	New York NY GO	5.250%	10/1/47	10,000	10,753
	New York NY GO	5.250%	3/1/48	3,000	3,254
	New York NY GO	5.000%	8/1/48	5,000	5,307
	New York NY GO	5.500%	4/1/49	7,000	7,729
	New York NY GO	4.500%	5/1/49	2,675	2,725
	New York NY GO	3.000%	8/1/50	4,000	3,007
	New York NY GO	5.250%	9/1/50	5,000	5,418
	New York NY GO	3.000%	3/1/51	2,235	1,672
	New York NY GO	5.000%	8/1/51	10,000	10,564
	New York NY GO	4.000%	9/1/52	10,000	9,538
	New York NY GO	5.250%	3/1/53	10,720	11,574
	New York NY GO	4.125%	8/1/53	6,125	5,932
	New York NY GO	4.125%	3/1/54	2,000	1,935
	New York NY GO	5.250%	4/1/54	6,245	6,744
	New York NY GO PUT	5.000%	12/1/25	1,650	1,658
[5]	New York NY GO VRDO	1.500%	3/3/25	16,700	16,700
[5]	New York NY GO VRDO	1.500%	3/3/25	6,350	6,350
	New York NY GO VRDO	1.700%	3/3/25	12,120	12,120
	New York NY GO VRDO	1.700%	3/3/25	885	885
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/36	1,500	1,783
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,124
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	10,065	9,717
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	13,625	13,090
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,310
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	3,325	3,144
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	1,785	1,904
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,000	1,088
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	5,000	5,368
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	5,000	5,338
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	10,500	11,301
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,716
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	5,000	5,362
[3]	New York Power Authority Electric Power & Light Revenue TOB VRDO	1.890%	3/6/25	5,110	5,110
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	699
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	493
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	363
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	315
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	889
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	465	467
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	450	478
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/29	1,545	1,629
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/30	700	768
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,100	1,103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	539
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	322
[10]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,103
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,410	1,546
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/31	515	572
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,008
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	977
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	378
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,945	2,152
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/32	775	870
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,907
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	353
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,633
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/33	900	1,019
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	508
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,425	1,432
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,145	1,285
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/34	900	1,028
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/35	1,255	1,429
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,381
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	581

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	233
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	573
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,077
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/36	1,800	2,042
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,130	2,156
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,028
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	539
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	309
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,557
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,099
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	3,000	3,542
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/37	1,000	1,130
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,031
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	512
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	331
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,602
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,591
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	239
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	470	517
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/38	1,000	1,126
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	409
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	611
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,048
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	960	1,052
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/39	1,060	1,189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,709
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	650	707
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	122
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	760	821
[11]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	3,410	4,062
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/41	700	774
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	850	910
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/42	1,175	1,290
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,297
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,184
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,266
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	310
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,064
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/43	1,025	1,118
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,435	1,517
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/44	1,100	1,195
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	900	947
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,082
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,172
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	13,475	15,715
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,274
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	6,200	5,911
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,374
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,755	3,491
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,850	9,124
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,201
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,635	5,804
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	7,000	7,241
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	6,095	6,121
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	12,564
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	1,250	1,261
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,637
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	19,000	21,211
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	4,525	4,911
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	951
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	2,340	2,416
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/30	3,345	3,452
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.750%	3/3/25	5,400	5,400
	New York State Dormitory Authority College & University Revenue VRDO	1.800%	3/6/25	16,550	16,550
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,280
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,456
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	756

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	211
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	211
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,850	3,995
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,700	1,786
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,485	1,618
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,640	1,714
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	750	780
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	595	640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,180
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	900	933
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,085
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,775	2,784
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	920	951
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	405	430
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	755	825
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,567
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,750	2,410
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	820
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	310	320
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,725	1,896
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	776
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,000	1,148
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,052
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,750	1,803
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	500	545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,670	1,844
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	968
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,647
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,415	1,537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,360	1,502
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,030
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	1,620	1,782
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	500	516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,028
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	296
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,076
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,700	1,737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	589
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	750	834
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	1,395	1,541
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,150	1,169
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	533
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,104
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	1,465	1,606
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	590
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	441
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,150	2,999
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/40	500	559
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	1,150	1,253
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,085	1,186
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,143
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/42	600	661
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	1,455	1,577
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/43	1,000	1,097
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,000	1,070
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,865
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,696
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	1,575	1,683
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,892
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	4,124
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	7,000	7,310
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,959
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,000	9,462
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,759
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,675	3,281
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,199

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	3,000	2,875
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,170
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	8,915	9,289
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,800	6,363
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	18,095	16,618
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/54	4,915	5,294
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/54	5,145	5,598
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.800%	3/3/25	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,451
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,571
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,064
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	7,915
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	1,900	1,925
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,600
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,167
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,074
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,000	3,073
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,342
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	8,925	9,187
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,554
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,200
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,101
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,213
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,751
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,601
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,724
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	516
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,495	1,526
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,481
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	668
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,485	2,564
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,532
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,429
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	4,810	4,699
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	3,500	3,640
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,402
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	9,685	9,405
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,175
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	3,000	3,226
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,839
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,725	4,909
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	9,300	10,147
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	4,315	3,361
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	9,125	8,767
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	3,075
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	3,175	2,430
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	6,300	5,984
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,095	5,272
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,910	3,148
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,321
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,175	2,496
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,369
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,374
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,250
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,074
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	655
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	750	758
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,000	1,110
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,359
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	525	577
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/41	600	655
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,317
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	475	515
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	2,006
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/43	325	351

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,308
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/44	325	350
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,523
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,261
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/34	1,125	1,154
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	520	536
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/35	900	920
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,087
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,107
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	898
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	541
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	4,160	4,561
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,628
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,300
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	5,262
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	10,324
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,609
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	819
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,200	1,255
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/43	1,260	1,299
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,339
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/33	1,650	1,723
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	321
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,440	6,322
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,283
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,368
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,035
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,066
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,248
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,755
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,178
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,235
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,235
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	1,997
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,646
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,239
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,551
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,167
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	12,700	13,125
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	17,315	17,871
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	5,000	5,406
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	4,445	4,743
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/52	5,000	5,332
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	5,000	5,340
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	9,515	10,124
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	11,059
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,470
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,644
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,047
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,648
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,058
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,701
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,954
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,424
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	5,000	5,502
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,346
	New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/54	5,000	5,220
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	420	420
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	1,245	1,247

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	345	346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,015	1,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,002
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,111
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/36	4,145	4,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/38	400	403
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	629
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	947
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/39	1,765	1,728
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,387
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,413
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	605
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,089
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	2,168
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,985
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,201
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/44	1,275	1,061
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,577
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,818
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,858
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,461
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	763
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,263
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,376
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,243
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	1,009
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,755	10,806
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	4,200
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,560	2,326
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,075	1,885
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	694
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	857
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,693
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,590
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,974
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	1,023
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,080
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/54	3,500	3,517
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,870	1,291
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,259
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,037
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	5/1/68	3,810	3,837
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,085	1,062
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,679
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	3,185	3,032
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	3,555	3,485
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,680	1,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,625	8,634
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	3,730	3,720
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	2,080	2,091
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	7,395	7,412
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,640	3,674
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,375	4,386
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	12,000	12,064
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	9,800	9,826
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	10,925	10,937
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,495	1,508
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	18,990	19,133
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,307
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,268
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,295
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	150
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,551
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,773
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,373
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,391
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	5,001
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,108

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,790	1,968
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,495	1,632
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	910	871
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,471
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,922
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,809
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	342
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,535	1,217
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	3,143
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	12,000	12,129
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,835
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,851
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,050	3,269
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	9,484
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,475
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,603
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,907
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	6,000	6,469
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,448
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,500
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,241
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,511
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	5,000	5,279
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,552
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,200	10,339
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	3,022
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,360
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	5,086
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	9,830	9,666
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	3,865
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/57	8,885	8,455
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,210	1,311
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	1,000	1,096
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	4,755	5,161
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	2,505	2,705
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	505	544
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	3,940	3,939
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	3,000	2,992
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	3,295	3,245
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	8,695	8,473
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	3,795	3,433
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,275
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,058
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,015
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,011
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,000	3,484
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	452
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	477
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	452
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	735
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	250	264
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	525
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	555
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	577
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	314
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	580
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	329
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	314
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	610
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	637

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	428
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	640
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	430
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	346
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	363
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	295
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	291
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	267
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	350	340
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	335
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	950	909
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	284
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	470	438
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	487
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	950	958
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	1,325	1,323
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,620	4,360
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/44	1,000	942
	Onondaga County NY GO	4.000%	6/15/43	550	547
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	700	703
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	17,115	17,979
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	6,580	6,878
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,159
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,497
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,222
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	969
	Orange County NY GO	3.000%	6/15/34	3,535	3,423
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,200
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,473
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,514
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,110	5,995
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	492
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	1,085	1,244
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,134
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,274
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	1,000	1,130
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,686
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	1,075	1,203
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	1,125	1,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	891
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	4,000	4,398
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,000	1,107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	1,000	1,109
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/44	1,250	1,374
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,000	1,092
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,018
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/46	1,750	1,901
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	4,000	4,302
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	3,000	3,230
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,395
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,080
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	5,500	5,889
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,247
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,000	4,137
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/41	4,703	4,854
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,739
	Rockland County NY GO	4.000%	4/1/35	385	399
	Rockland County NY GO	4.000%	4/1/36	410	423
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	546
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,462
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,309
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,804
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,079
[1]	Schenectady NY GO	3.000%	5/1/31	635	621

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	80
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	303
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	282
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	265
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	158
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	264
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,502
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,004
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	743
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	140	146
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,045
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	178
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	3,040	3,105
[1]	Suffolk County NY GO	3.000%	6/15/31	250	244
	Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	2,500	2,583
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,255
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	1,001
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,238
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,226
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,264
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	11,485	10,438
	Syosset Central School District GO	2.000%	12/15/34	1,000	831
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/29	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,610
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	828
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,495
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,065
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,172
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,308
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,000	1,644
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,348
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,683
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	178
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,460
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,905
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,040
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,320
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	3,510	3,590
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,130
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,555
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,313
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,410	1,480
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,110	2,382
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,960	6,143
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	11,130	11,546
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,107
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,205
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,244
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,098
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,818
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,298
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	3,000	3,281
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,013
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,785
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,227
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,178
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	11,320	11,908
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,408

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	2,200	2,051
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	15,000	13,992
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	13,450	14,061
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	18,853
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,128
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,386
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,748
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/35	765	905
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/36	750	881
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,558
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/37	500	582
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,159
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	2,977
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,496
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/41	1,500	1,675
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	988
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,607
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,122
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/43	1,500	1,639
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/45	2,230	2,406
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	520	503
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/46	1,500	1,613
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/48	5,125	5,591
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/50	5,000	5,315
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,621
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,640	5,390
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,814
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,239
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	6,000	6,537
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	11,590	12,532
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	12,500	13,771
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,655	2,604
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	6,425	6,084
[3,7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.850%	3/3/25	8,000	8,000
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.850%	3/3/25	3,900	3,900
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.951%	4/1/26	2,000	2,000
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,244
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	3,000	3,209
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,152
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,836
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,180	5,517
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/57	8,000	7,544
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,136
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	4,879
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	2,500	2,692
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,129
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	5,000	4,736
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	15,685	16,826
[3]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	1.800%	3/3/25	5,000	5,000
[5]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	1.500%	3/3/25	14,350	14,350
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	1,000	1,045
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	150	157
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	1,000	1,063
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	275	292
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/30	470	484
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/31	235	241
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/32	365	374
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/33	100	102
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/34	810	824
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/34	1,200	1,306
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/35	585	592
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/36	1,520	1,533
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	4,725	4,681
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,154
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,070
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,172
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,601
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,946
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,134

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,271
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,100	1,125
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	919
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	8,625	8,739
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,130
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,570	1,794
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,840
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,247
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,544
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,498
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	2,078
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,165
	Vails Gate Fire District BAN GO	4.000%	3/28/25	2,000	2,001
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,941
	Webster Central NY School District GO	2.000%	6/15/33	1,180	1,008
	Webster Central NY School District GO	2.000%	6/15/34	1,265	1,059
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	2,000	2,007
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,172
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,167
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/41	4,976	4,880
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	773
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,200	1,196
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	601
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	506
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,410
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	385
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,450	1,451
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	520
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	2,000	2,001
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	207
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	7,810	6,804
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,691
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,625
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,543
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	3,019
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,000	1,820
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/35	1,185	1,303
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/38	4,650	5,060
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	566
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,270
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/42	1,715	1,728
	Westchester County NY GO	2.000%	10/15/34	2,685	2,232
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	200	200
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	2,400	2,251
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,557
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	762
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,416
	White Plains City School District GO	2.375%	5/15/31	3,865	3,528
	White Plains City School District GO	2.500%	5/15/32	1,070	973
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/29	400	399
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/39	1,000	1,019
					5,123,124
Guam (0.2%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	602
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	240	238
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,320	1,270
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,196
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	110	114
					8,420
Minnesota (0.0%)
[12]	Freddie Mac Pool	3.310%	1/1/28	1,000	978

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,401	3,419
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,920	4,100
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,076	5,468
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	6,486	7,241
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,930	2,783
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,830	4,864
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,890
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,320	1,403
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	266
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,860	3,075
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	550	575
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	415	435
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	140	148
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,380	3,201
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	350	355
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,284	3,015
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,256	1,082
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,679
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	650	480
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,474	8,442
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	352	351
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	573	192
					54,726
Total Tax-Exempt Municipal Bonds (Cost $5,247,477)					5,187,248
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	5,608	3,526
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,699	1,724
Total Taxable Municipal Bonds (Cost $5,117)					5,250
Total Investments (99.4%) (Cost $5,252,594)					5,192,498
Other Assets and Liabilities—Net (0.6%)					32,582
Net Assets (100%)					5,225,080
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $180,766,000, representing 3.5% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
9	Securities with a value of $458,000 have been segregated as initial margin for open futures contracts.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Vanguard® New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	196	21,156	172

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2025	(121)	(13,824)	(135)
Ultra Long U.S. Treasury Bond	June 2025	(32)	(3,972)	(62)
				(197)
				(25)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,187,248	—	5,187,248
Taxable Municipal Bonds	—	5,250	—	5,250
Total	—	5,192,498	—	5,192,498
Derivative Financial Instruments
Assets
Futures Contracts[1]	172	—	—	172
Liabilities
Futures Contracts[1]	(197)	—	—	(197)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.